Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

7.  Related parties

a)  An analysis of balances due from/to related parties at December 31, 2022 and 2021 is provided below. All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders of the related parties:

		Country
	Type of transaction	of origin	2022		2021		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	2,155	US$	4,662	30 days

Due to:
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)	Airport Services	Mexico	US$	13,579	US$	9,687	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		815		455	30 days
A&P International Services, S.A.P.I de C.V. (“AISG”)	Aircraft maintenance	Mexico		191		—	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		22		—	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		2		2	30 days
MRO Commercial, S.A. (“MRO”)	Aircraft maintenance and technical support	El Salvador		1		—	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft maintenance and technical support	El Salvador		—		403	30 days
			US$	14,610	US$	10,547

b)  During the years ended December 31, 2022, 2021 and 2020, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2022		2021		2020
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	5	US$	3,547	US$	7,385
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance *	El Salvador	US$	11,097	US$	—	US$	—
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico		9,792		6,607		1,486
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador		3,690		7,964		11,556
Technical support	El Salvador		170		143		187
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		923		238		224
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		914		—		—
Servprot, S.A. de C.V.
Security services	Mexico		207		175		161
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		196		214		260
Onelink, S.A. de C.V.
Call center fees	Mexico/El Salvador		—		—		3,634

*Includes amounts as part of major maintenance.

c)  Frontier Airlines Inc. (“Frontier”)

Frontier is a related party because Mr. William A. Franke and Brian H. Franke are members of the board of the Company and Frontier as well as Indigo Partners, the latest has investments in both companies. As of December 31, 2022 and 2021, the accounts receivable from Frontier were US$2,155 and US$4,662, respectively. Additionally, as of December 31, 2022 and 2021, the account payable was US$2 and US$2, respectively.

During the years ended December 31, 2022, 2021 and 2020 the Company recognized revenue under this agreement of US$5, US$3,547 and US$7,385, respectively.

Frontier started having transactions with the Company in August 2018. As of December 31, 2022 and 2021, there have not been guarantees provided or received for any related party receivables or payables. For the years ended December 31, 2022 and 2021, no provision for expected credit losses has been recognized, due to the Company considers the credit risk is minimal, and these balances are current accounts.

d)  Servprot S.A. de C.V. (“Servprot”)

Servprot is a related party because Enrique Beltranena Mejicano, the Company’s Chief Executive Officer and director is shareholder of such company. Servprot provides security services for Mr. Beltranena and his family. As of December 31, 2022 and 2021 there are not outstanding balances due to Servprot under this agreement.

During the years ended December 31, 2022, 2021 and 2020 the Company expensed US$207, US$175 and US$161, respectively for this concept.

e)  Aeromantenimiento, S.A. (“Aeroman”)

Aeroman is a related party, because Marco Baldocchi a member of the board of the Company’s board of directors is an alternate director of Aeroman. On January 1, 2017, the Company entered into an aircraft maintenance and repair services agreement with Aeroman, which was extended and amended to be entered into with MRO Commercial, S.A. (“MRO”), an affiliate of Aeroman on January 1 st, 2022. This agreement provides for the exclusive use of Aeroman´s services for the repair and maintenance of aircraft, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed. This agreement is for a 5-year term, extended for an additional 5-year period from January 1st, 2022.

As of December 31, 2022 there are not outstanding balance due to Aeroman under this agreement. As of December 31, 2021, the balance due under the agreement to Aeroman were US$403. The Company incurred expenses in aircraft maintenance and technical support with Aeroman amounted to US$3,860, US$8,107 and US$11,743 for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, the balance due under the agreement with MRO were US$1. During the year ended December 2022, the Company incurred expenses in aircraft with MRO amounted to US$11,097.

f)  Onelink, S.A. de C.V. (“Onelink”)

Onelink was a related party until December 31, 2017, because Marco Baldocchi, a member of the board, was a director of Onelink. From October 24, 2019 until June 30, 2020 Onelink Holdings, S.A. (“Onelink Holdings”) and its subsidiary Onelink were related parties, because Mr. Rodrigo Antonio Escobar Nottebohm, a former alternate board member of Onelink Holdings, became an alternate Director of the Company. Pursuant to this agreement, Onelink provides “Agencia Mercantil” services to the Company. As of December 31, 2022 and 2021, the Company did not recognize any outstanding balances, from Onelink as related party transaction.

During the years ended December 31, 2022 and 2021, the Company did not recognize any revenue and expense transactions as a related party. During the year ended December 31, 2020, the Company recognized an expense under this agreement of US$3,634.

g)  Mijares, Angoitia, Cortés y Fuentes, S.C. (“MACF”)

MACF is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of MACF which provides legal services to us. As of December 31, 2022, the balance due for the services received from MACF were US$22. As of December 31, 2021, the Company did not have outstanding balance due to MACF.

During the years ended December 31, 2022, 2021 and 2020, the Company recognized expenses of legal services with this related party of US$196, US$214 and US$260, respectively.

h)  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)

On April 22, 2020, OMA became a related party because Mr. Ricardo Maldonado Yañez is an independent member of our board of directors and a member of the board of directors of OMA and Mrs. Guadalupe Phillips Margain, our independent member, was a member of the board of directors of OMA until November 2022. As of December 31, 2022 and 2021 the account payable with OMA was US$13,579 and US$9,687, respectively.

During the years ended December 31, 2022, 2021 and 2020, the Company recognized expenses with OMA of US$9,792, US$6,607 and US$1,486, respectively.

i)  Chevez, Ruiz, Zamarripa y Cia, S.C. (“Chevez”)

Chevez is a related party because Mr. José Luis Fernández Fernández is an independent member of the board of directors, as well as the chairman of the Audit and Corporate Governance Committee of the Company and non-managing partner of Chevez. Chevez provides tax advisory services to the Company. As of December 31, 2022 and 2021, the account payable with Chevez was US$815 and US$455, respectively.

During the years ended December 31, 2022, 2021 and 2020, the Company recognized expenses with Chevez of US$923, US$238 and US$224, respectively.

j)  A&P International Services, S.A.P.I. de C.V. (“AISG”)

On July 4, 2022, AISG became a related party since Harry F. Krensky, a member of our Board of Directors, is the Chairman of the Board of Directors of AISG. Additionally, Harry F. Krensky is managing partner of Discovery Americas, a private equity firm that indirectly holds/manages an investment position in AISG. As of December 31, 2022 the account payable from AISG was US$191.

During the year ended December 31, 2022, the Company recognized expenses with AISG of US$914.

k)  Directors and officers

During the year ended December 31, 2022, the chairman and the independent members of the Company’s board of directors received a net compensation of US$561 and the rest of the directors received a net compensation of US$177. During the years ended December 31, 2021 and 2020, the chairman and the independent members of the Company’s board of directors received a net compensation of US$622 and US$257, respectively, and the rest of the directors received a net compensation of US$179 and US$165, respectively.

During the years ended December 31, 2022, 2021 and 2020, all the Company’s senior managers received an aggregate compensation of short and long-term benefits of US$17,630, US$18,829 and US$11,913, respectively: these amounts were recognized in salaries and benefits in the consolidated statement of operations.

During the years ended December 31, 2022, 2021 and 2020 the cost of the share-based payments MIP transactions was US$5,074, US$4,410 and US$3,519, respectively. The (benefit) cost of the cash-settled payments transactions MIP II and SARs was US$(4,365), US$(2,984) and US$5,362, respectively (Note 18).

The Company has a short-term benefit plan to certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance targets. As of December 31, 2022 and 2021 the Company recorded a provision in the amount of US$7,027 and US$7,602, respectively. In relation with this cash bonuses, during the years ended December 31, 2022, 2021 and 2020 the Company recorded an expense for an amount of US$6,893, US$7,602 and US$0, respectively, under the caption salaries and benefits.